Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended		7 Months Ended
	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017
Cash flows from operating activities
Net loss	$ (10,030)	$ (114,402)		$ (124,432)
Adjustments to reconcile net loss to net cash used in operating activities:
Security Deposit		(14,000)		(14,000)
Accrued liabilities		7,108		7,108
Net cash provided by operating activities		(121,294)		(131,324)
Cash flows from financing activities:
Proceeds from sale of common shares	11,000			11,000
Proceeds from note payable		123,200		123,200
Net cash provided by financing activities	11,000	123,200		134,200
Net change in cash	(970)	1,906		2,876
Cash balance, beginning of period	0	970		0
Cash balance, end of period	970	2,876		2,876
Supplementary information
Cash paid for Interest
Cash paid Income taxes
Non cash financing transactions
Common stock issued in reverse merger	$ 3